SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning
Weighted Average Exercise Price, Outstanding, Beginning
Weighted Average Remaining Contractual Term, Outstanding, Beginning
Number of Warrants, Granted		101,200
Weighted Average Exercise Price, Granted		5.00
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Warrants, Exercised	101,200
Weighted Average Exercise Price, Exercised	5.00
Number of Warrants, Exercisable, Beginning	101,200
Weighted Average Exercise Price, Exercisable, Beginning	5.00
Weighted Average Remaining Contractual Term, Exercisable, Beginning
Number of Warrants, Exercised	(101,200)
Number of Warrants, Outstanding, Ending
Weighted Average Exercise Price, Outstanding, Ending
Weighted Average Remaining Contractual Term, Outstanding, Ending
Number of Warrants, Exercisable, Ending		101,200
Weighted Average Exercise Price, Exercisable, Ending		5.00
Weighted Average Remaining Contractual Term, Exercisable, Ending